SEC. File Nos.333-163115
811-22349

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 5
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 8

CAPITAL PRIVATE CLIENT SERVICES FUNDS
(Exact Name of Registrant as specified in charter)

6455 Irvine Center Drive
Irvine, CA 92618
(Address of principal executive offices)

Registrant's telephone number, including area code:
(949) 975-5000

COURTNEY R. TAYLOR, Secretary
Capital Private Client Services Funds
333 South Hope Street
Los Angeles, California 90071-1406
(Name and Address of Agent for Service)

Copy to:

Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing become effective immediately pursuant to paragraph (b) of rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Irvine, in the County of Orange and State of California, on the 23rd day of January, 2012.

CAPITAL PRIVATE CLIENT SERVICES FUNDS

By:  /s/ Paul F. Roye
      Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on January 23, 2012, by the following persons in the capacities indicated.

	Signature	Title

(1)	Principal Executive Officer:

	/s/ John B. Emerson	President
(John B. Emerson)

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ Kevin M. Saks	Treasurer
(Kevin M. Saks)

(3)	Trustees:

	Richard G. Capen, Jr.*	Trustee
	H. Frederick Christie*	Trustee
	Martin Fenton*	Trustee
	Richard G. Newman*	Trustee

	/s/ Paul F. Roye	Chairman of the Board
(Paul F. Roye)

*By: /s/ Courtney R. Taylor
(Courtney R. Taylor, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Timothy W. McHale
(Timothy W. McHale)

POWER OF ATTORNEY

I, Richard G. Capen, Jr., the undersigned trustee of the Capital Private Client Services Funds (the “Trust”) hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint

Courtney R. Taylor Timothy W. McHale Kevin M. Saks

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Diego, CA, this 14th day of July, 2011.
  (City, State)

/s/ Richard G. Capen
Richard G. Capen, Jr., Trustee

POWER OF ATTORNEY

I, H. Frederick Christie, the undersigned trustee of the Capital Private Client Services Funds (the “Trust”) hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint

Courtney R. Taylor Timothy W. McHale Kevin M. Saks

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Palos Verdes Estates, CA, this 14th day of July, 2011
         (City, State)

/s/ H. Frederick Christie
H. Frederick Christie, Trustee

 POWER OF ATTORNEY

I, Martin Fenton, the undersigned trustee of the Capital Private Client Services Funds (the “Trust”) hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint

Courtney R. Taylor Timothy W. McHale Kevin M. Saks

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Solana Beach, CA, this 15th day of July, 2011.
     (City, State)

/s/ Martin Fenton
Martin Fenton, Trustee

POWER OF ATTORNEY

I, Richard G. Newman, the undersigned trustee of the Capital Private Client Services Funds (the “Trust”) hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint

Courtney R. Taylor Timothy W. McHale Kevin M. Saks

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 15th day of July, 2011.
   (City, State)

/s/ Richard G. Newman
Richard G. Newman, Trustee

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase